SUPPLIER CONCENTRATION	12 Months Ended
Dec. 31, 2018
SUPPLIER CONCENTRATION
5. SUPPLIER CONCENTRATION
Purchases from our top ten suppliers comprised 84%, 84% and 85% of all purchases made in 2018, 2017 and 2016, respectively. Our largest supplier, Carrier and its affiliates, accounted for 62% of all purchases made in 2018, 2017 and 2016. See Note 19. A significant interruption by Carrier, or any of our other key suppliers, in the delivery of products could impair our ability to maintain current inventory levels and could materially impact our consolidated results of operations and consolidated financial position.